Share Based Compensation - Summarized Activity of Cash Settled Restricted Stock Unit Awards (Detail) (Cash Settled Restricted Stock Unit [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Cash Settled Restricted Stock Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning of year	449,000	376,000
Granted, Equivalent Units	187,000
Vested, Equivalent Units	(286,000)
Forfeited, Equivalent Units	0
Balance at end of period	350,000	376,000
Non-vested at beginning of year, Weighted Average Grant Date Fair Value	$ 13.13	$ 11.88
Granted, Weighted Average Grant Date Fair Value	$ 16.11
Vested, Weighted Average Grant Date Fair Value	$ 10.32
Forfeited, Weighted Average Grant Date Fair Value	$ 0.00
Non-vested at end of period, Weighted Average Grant Date Fair Value	$ 17.03	$ 11.88